Document and Entity Information	Jul. 23, 2025
Cover [Abstract]
Entity Registrant Name	CVB FINANCIAL CORP
Amendment Flag	true
Entity Central Index Key	0000354647
Document Type	8-K/A
Document Period End Date	Jul. 23, 2025
Entity Incorporation State Country Code	CA
Entity File Number	000-10140
Entity Tax Identification Number	95-3629339
Entity Address, Address Line One	701 North Haven Avenue
Entity Address, City or Town	Ontario
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91764
City Area Code	(909)
Local Phone Number	980-4030
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	CVBF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On July 23, 2025, CVB Financial Corp. issued a press release setting forth the financial results for the quarter ended June 30, 2025 and filed a corresponding Form 8-K to furnish such press release on July 24, 2025 (“Original Filing”). This Amendment No. 1 on Form 8-K/A is being filed to correct certain information set forth in the press release attached as Exhibit 99.1 to the Original Filing. Subsequent to the filing, the Company identified an error in the calculation of the weighted average shares outstanding, reflected in the table on page 12. The correction of the error in weighted average shares resulted in basic and diluted earnings per share (EPS) for the second quarter of 2025 increasing by $0.01 to $0.37, from the originally disclosed basic and diluted EPS of $0.36. Basic and diluted EPS for the six months ended June 30, 2025 has also been corrected from $0.72 to $0.73. The correction of EPS for the three months and the six months ended June 30, 2025 are reflected on pages 11 and 15 of the corrected press release. The correct EPS will be reflected in the Form 10-Q for the six months and quarter ended June 30, 2025 and there are no other changes in the Company’s reported financial results. A copy of the updated press release is attached hereto as Exhibit 99.1 and is being furnished pursuant to this Item 2.02.